Summary of significant accounting policies - Others (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥) item shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) item shares
Summary of significant accounting policies
Number of Equity Investments | item			3				3
Deposit payable to channel cooperators	¥ 12,016,415		¥ 19,700,235			$ 1,646,242
Defined contribution plan cost	53,796,095	$ 7,370,035	47,040,770	¥ 41,757,571
Advertising cost	¥ 8,563,551	$ 1,173,202	8,105,126	8,491,724
VAT rate (as a percent)	6.00%	6.00%
VAT	¥ 401,550,251	$ 55,012,159	301,613,913		$ 234,931,501
Deferred tax asset increase	266,462,248		239,488,327			36,505,179
Net increase to the ACL | ¥	194,100,000
Gain (Loss) recognized	(313,815)	(42,992)	(6,852)	204,444
Investment net of tax effect	104,605	14,331	2,284	68,148
Income from financial investments	292,799	40,113	474,792	0
Investment net of tax effect	1,696,625	232,437	0	0
Other comprehensive income (loss) reclassification	4,259,490	583,548	0	0
Other comprehensive income (loss), reclassification net of tax effect	1,440,761	$ 197,383	0	¥ 0
Loans receivable, net	¥ 4,828,316,995		¥ 4,947,833,357			$ 661,476,716
Translation into USD	7.2993					7.2993
Treasury stock, shares | shares	78,439,504		35,564,336			78,439,504	35,564,336
Loans and investor payments related to consolidated trusts
Summary of significant accounting policies
Other liabilities | $						$ 0	$ 0
Consolidated Trusts
Summary of significant accounting policies
VAT rate (as a percent)	3.00%	3.00%
ZhongAn
Summary of significant accounting policies
VAT rate (as a percent)	13.00%	13.00%